Segment Information (Summary of Sales by Major Product) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	$ 8,698	$ 8,284	$ 8,762
Metal beverage cans and ends
Segment Reporting Information [Line Items]
Net sales	5,085	4,834	4,957
Metal food cans and ends
Segment Reporting Information [Line Items]
Net sales	2,331	2,213	2,410
Other metal packaging
Segment Reporting Information [Line Items]
Net sales	887	877	977
Other products
Segment Reporting Information [Line Items]
Net sales	$ 395	$ 360	$ 418